Risk management (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
0 a 30 days
Customers Funding
Demand deposits	R$ 18,854	R$ 15,252	R$ 15,794
Savings accounts	46,068	40,570	35,901
Time deposits	49,771	39,549	24,452
Interbank deposit	863	622	944
Funds from acceptances and issuance of securities	3,681	4,436	6,304
Borrowings and Onlendings	5,181	5,606	4,114
Subordinated Debts / Debt Instruments Eligible to Compose Capital	9,857	0	0
Total	134,275	106,035	87,509
Total
Customers Funding
Demand deposits	18,854	15,252	15,794
Savings accounts	46,068	40,570	35,901
Time deposits	190,971	170,570	150,686
Interbank deposit	4,118	3,244	2,379
Funds from acceptances and issuance of securities	70,110	69,348	105,120
Borrowings and Onlendings	45,936	48,304	46,124
Subordinated Debts / Debt Instruments Eligible to Compose Capital	19,666	8,829	8,784
Total	R$ 395,723	R$ 356,117	R$ 364,788
%
Customers Funding
Demand deposits	100.00%	100.00%	100.00%
Savings accounts	100.00%	100.00%	100.00%
Time deposits	26.00%	23.00%	16.00%
Interbank deposit	21.00%	19.00%	40.00%
Funds from acceptances and issuance of securities	5.00%	6.00%	6.00%
Borrowings and Onlendings	11.00%	12.00%	9.00%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	50.00%	0.00%	0.00%
Total	34.00%	30.00%	23.00%